Equity instruments - Disclosure of breakdown of equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Total financial assets	300,026	283,497	243,203
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	22,030	16,636	15,057
Non-trading financial assets mandatorily at fair value through profit or loss	5,815	4,641	4,068
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761	€ 1,941
Total financial assets	30,126	23,470	20,886
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	5,083	3,730	3,540
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	21,633	17,153	15,185
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 3,410	€ 2,587	€ 2,161